Schedule of analysis of trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade receivables	$ 1,433
Less: credit note provision
Total	$ 1,433